Equity - Financial Liabilities and Equity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Equity and liabilities [abstract]
Financing liabilities	¥ 7,720,985	¥ 7,469,686
Equity	¥ 9,372,839	¥ 8,286,023	¥ 8,565,790	¥ 8,234,095